ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Mar. 31, 2023
Disclosure Of Trade And Other Payables [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]

9. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	March 31, 2023 $	March 31, 2022 $
Trade payables	911,477	1,044,587
Accrued liabilities	380,997	160,000
Total accounts payable and accrued liabilities	1,292,474	1,204,587